Property and Equipment (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Laboratory equipment	$ 653,600	$ 653,600
Tenant improvements	26,900	26,900
Computers and network equipment	32,200	32,200
Office furniture and equipment	69,500	69,500
Property and equipment gross	782,200	782,200
Accumulated depreciation and amortization	(665,100)	(605,900)
Property and equipment, net	$ 117,100	$ 176,300